Borrowings and financial liabilities - Reconciliation of value on redemption to carrying amount (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Value on redemption	€ 9,379	€ 16,201
Warrants discount	(319)
(-) Issuance costs	(396)
Amortized cost	431
Total financial liabilities	9,095	15,244
Advances
Disclosure of financial liabilities [line items]
Value on redemption	1,232	1,368
Amortized cost	(65)
Total financial liabilities	1,167
Non-convertible bonds
Disclosure of financial liabilities [line items]
Value on redemption	4,495	7,709
Warrants discount	(319)
(-) Issuance costs	(355)
Amortized cost	573
Total financial liabilities	4,394
Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Value on redemption	1,400	2,080
Total financial liabilities	1,400
Bank overdrafts
Disclosure of financial liabilities [line items]
Value on redemption		15
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of financial liabilities [line items]
Value on redemption	2,252	€ 5,029
(-) Issuance costs	(40)
Amortized cost	(78)
Total financial liabilities	€ 2,134